UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust (formerly Scudder MG Investments Trust)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS High Income Plus Fund

(formerly Scudder High Income Plus Fund)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 84.0%
Consumer Discretionary 21.0%
155 East Tropicana LLC, 8.75%, 4/1/2012	1,350,000	1,279,125
Adesa, Inc., 7.625%, 6/15/2012	301,000	301,000
Affinia Group, Inc., 9.0%, 11/30/2014	1,199,000	995,170
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)	2,068,000	1,788,820
144A, 11.0%, 2/1/2016	200,000	200,000
AutoNation, Inc., 9.0%, 8/1/2008	930,000	998,587
Aztar Corp., 7.875%, 6/15/2014	1,759,000	1,824,962
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	384,000	392,160
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	500,000	541,250
9.375%, 2/15/2007	385,000	399,919
Charter Communications Holdings LLC:
9.625%, 11/15/2009 (b)	535,000	398,575
10.25%, 9/15/2010	3,401,000	3,345,734
144A, 10.25%, 9/15/2010	1,020,000	1,002,150
144A, 11.0%, 10/1/2015	3,363,000	2,766,067
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	1,107,000	877,297
CSC Holdings, Inc.:
7.25%, 7/15/2008	500,000	501,250
7.875%, 12/15/2007	1,930,000	1,958,950
Dex Media East LLC/Financial, 12.125%, 11/15/2012	4,738,000	5,484,235
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	1,789,000	1,466,980
EchoStar DBS Corp.:
6.625%, 10/1/2014	563,000	546,110
144A, 7.125%, 2/1/2016	245,000	241,631
Foot Locker, Inc., 8.5%, 1/15/2022	850,000	895,900
Ford Motor Co., 7.45%, 7/16/2031	265,000	195,438
General Motors Corp., 8.25%, 7/15/2023	246,000	179,580
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	2,465,000	2,754,637
Gregg Appliances, Inc., 9.0%, 2/1/2013	575,000	524,688
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	1,000,000	971,250
Hertz Corp., 144A, 8.875%, 1/1/2014	650,000	671,125
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	3,535,000	3,747,100
Levi Strauss & Co.:
9.28% **, 4/1/2012	560,000	574,000
12.25%, 12/15/2012	385,000	436,975
Liberty Media Corp.:
Series A, 5.7%, 5/15/2013	325,000	304,179
7.875%, 7/15/2009	45,000	47,472
8.25%, 2/1/2030	190,000	188,314
8.5%, 7/15/2029	220,000	220,740
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	370,000	394,050
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015 (b)	620,000	585,900
Mediacom LLC, 9.5%, 1/15/2013	307,000	304,698

MGM MIRAGE:
8.375%, 2/1/2011		1,450,000	1,558,750
9.75%, 6/1/2007		960,000	1,008,000
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		1,015,000	1,070,825
NCL Corp., 10.625%, 7/15/2014		860,000	899,775
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,775,000	1,269,125
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		200,000	192,000
Petro Stopping Centers, 9.0%, 2/15/2012		586,000	587,465
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		1,769,000	1,883,985
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		2,205,000	2,122,312
PRIMEDIA, Inc.:
8.875%, 5/15/2011		711,000	664,785
9.715% **, 5/15/2010		1,988,000	1,920,905
Renaissance Media Group LLC, 10.0%, 4/15/2008		922,000	922,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		2,529,000	2,794,545
Schuler Homes, Inc., 10.5%, 7/15/2011		1,629,000	1,748,121
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		566,000	319,790
7.875%, 1/15/2014 (b)		925,000	869,500
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		2,740,000	2,853,025
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		2,215,000	2,176,237
Six Flags, Inc., 9.75%, 4/15/2013		500,000	511,875
Toys "R" Us, Inc.:
6.875%, 8/1/2006		245,000	244,388
7.375%, 10/15/2018		913,000	668,773
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		3,740,000	3,679,225
TRW Automotive, Inc.:
11.0%, 2/15/2013		2,627,000	2,981,645
11.75%, 2/15/2013	EUR	469,000	655,391
United Auto Group, Inc., 9.625%, 3/15/2012		1,360,000	1,445,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		452,000	472,905
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009		2,688,104	2,876,271
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (b)		3,662,000	3,131,010
10.0%, 3/1/2011		225,000	204,188

			82,037,834
Consumer Staples 2.8%
Alliance One International, Inc., 144A, 11.0%, 5/15/2012		1,085,000	987,350
Birds Eye Foods, Inc., 11.875%, 11/1/2008		504,000	514,080
Del Laboratories, Inc., 8.0%, 2/1/2012		630,000	510,300
Delhaize America, Inc.:
8.05%, 4/15/2027		185,000	197,025
9.0%, 4/15/2031		1,575,000	1,849,288
North Atlantic Trading Co., 9.25%, 3/1/2012		4,815,000	2,937,150
Swift & Co.:
10.125%, 10/1/2009		730,000	740,950
12.5%, 1/1/2010		470,000	451,200
Viskase Co., Inc., 11.5%, 6/15/2011		2,525,000	2,676,500

			10,863,843
Energy 6.8%
Belden & Blake Corp., 8.75%, 7/15/2012		2,134,000	2,192,685
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		1,280,000	1,350,400
Chesapeake Energy Corp.:
6.25%, 1/15/2018		195,000	194,025
6.5%, 8/15/2017		680,000	676,600

144A, 6.5%, 8/15/2017	400,000	396,000
6.875%, 1/15/2016	1,499,000	1,528,980
7.75%, 1/15/2015	250,000	266,562
Copano Energy LLC, 8.125%, 3/1/2016	200,000	200,000
Dynegy Holdings, Inc.:
7.125%, 5/15/2018	640,000	614,400
7.625%, 10/15/2026	409,000	394,685
144A, 9.875%, 7/15/2010	2,774,000	3,037,530
El Paso Production Holding Corp., 7.75%, 6/1/2013	750,000	793,125
Frontier Oil Corp., 6.625%, 10/1/2011	890,000	912,250
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	1,659,000	1,659,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	1,095,000	1,007,400
Sonat, Inc., 7.0%, 2/1/2018	210,000	207,900
Southern Natural Gas, 8.875%, 3/15/2010	1,618,000	1,730,870
Stone Energy Corp.:
6.75%, 12/15/2014	2,830,000	2,730,950
8.25%, 12/15/2011	1,264,000	1,301,920
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	500,000	580,000
Williams Companies, Inc.:
8.125%, 3/15/2012	3,305,000	3,614,844
8.75%, 3/15/2032	1,037,000	1,234,030

		26,624,156
Financials 13.0%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	185,000	200,494
11.0%, 7/31/2010	695,000	778,400
12.0%, 7/31/2009	669,000	726,701
AmeriCredit Corp., 9.25%, 5/1/2009	3,510,000	3,681,112
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	1,420,000	1,322,375
E*TRADE Financial Corp.:
7.375%, 9/15/2013	1,280,000	1,305,600
7.875%, 12/1/2015	1,245,000	1,301,025
8.0%, 6/15/2011	927,000	964,080
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	2,037,287	0
Ford Motor Credit Co.:
6.5%, 1/25/2007	410,000	405,590
7.25%, 10/25/2011	4,760,000	4,367,114
7.375%, 10/28/2009	4,290,000	4,013,703
General Motors Acceptance Corp.:
6.875%, 9/15/2011	2,860,000	2,730,531
8.0%, 11/1/2031 (b)	13,185,000	13,443,848
H&E Equipment/Finance, 11.125%, 6/15/2012	1,555,000	1,726,050
NRB Term Loan, 6.74, 2/24/2013	1,800,000	1,820,063
Poster Financial Group, Inc., 8.75%, 12/1/2011	1,725,000	1,798,312
PXRE Capital Trust I, 8.85%, 2/1/2027	997,000	977,060
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	1,812,000	2,038,500
Radnor Holdings Corp., 11.0%, 3/15/2010	1,110,000	910,200
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	1,540,000	1,239,700
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	890,000	876,650
UGS Corp., 10.0%, 6/1/2012	1,327,000	1,459,700
Universal City Development, 11.75%, 4/1/2010	2,260,000	2,514,250

		50,601,058
Health Care 1.6%
Accellent, Inc., 144A, 10.5%, 12/1/2013	250,000	261,250
HEALTHSOUTH Corp., 10.75%, 10/1/2008	2,351,000	2,321,613

InSight Health Services Corp.:
9.174% **, 11/1/2011	360,000	334,800
Series B, 9.875%, 11/1/2011 (b)	492,000	329,640
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015 (b)	3,237,000	3,172,260

		6,419,563
Industrials 10.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	2,320,000	2,375,100
Allied Security Escrow Corp., 11.375%, 7/15/2011	1,385,000	1,315,750
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,898,000	2,054,585
American Color Graphics, 10.0%, 6/15/2010	1,270,000	920,750
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	695,000	653,300
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	100,000	97,500
8.375%, 4/15/2012	1,020,000	1,065,900
8.625%, 5/15/2011	935,000	980,581
Browning-Ferris Industries:
7.4%, 9/15/2035	1,962,000	1,746,180
9.25%, 5/1/2021	488,000	502,640
Case New Holland, Inc., 9.25%, 8/1/2011	2,290,000	2,450,300
Cenveo Corp., 7.875%, 12/1/2013	1,032,000	1,006,200
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,652,000	1,519,840
Columbus McKinnon Corp., 10.0%, 8/1/2010	674,000	744,770
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	1,755,000	1,733,062
144A, 11.44% **, 7/1/2012	450,000	450,000
Congoleum Corp., 8.625%, 8/1/2008 *	1,188,000	1,112,265
Dana Corp., 7.0%, 3/1/2029 (b)	1,401,000	963,188
DRS Technologies, Inc., 7.625%, 2/1/2018	760,000	771,400
Hexcel Corp., 6.75%, 2/1/2015	610,000	603,900
K. Hovnanian Enterprises, Inc.:
144A, 6.25%, 1/15/2016	1,290,000	1,210,104
8.875%, 4/1/2012	1,790,000	1,879,500
Kansas City Southern, 9.5%, 10/1/2008	2,729,000	2,950,731
Kinetek, Inc., Series D, 10.75%, 11/15/2006	2,057,000	2,000,432
Millennium America, Inc., 9.25%, 6/15/2008	2,346,000	2,521,950
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	1,040,000	1,164,800
Securus Technologies, Inc., 11.0%, 9/1/2011	781,000	667,755
Ship Finance International Ltd., 8.5%, 12/15/2013	1,362,000	1,266,660
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	526,000	480,633
10.375%, 7/1/2012	1,126,000	1,140,075
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	829,000	915,009
United Rentals North America, Inc., 7.0%, 2/15/2014	1,040,000	985,400
Xerox Capital Trust I, 8.0%, 2/1/2027	845,000	871,406

		41,121,666
Information Technology 3.3%
Activant Solutions, Inc.:
10.5%, 6/15/2011	1,096,000	1,190,530
144A, 10.53% **, 4/1/2010	190,000	193,800
Eschelon Operating Co., 8.375%, 3/15/2010	882,000	820,260
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	530,000	527,350
Lucent Technologies, Inc., 6.45%, 3/15/2029	2,844,000	2,388,960
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	1,578,000	1,506,990
8.125%, 3/1/2016	1,865,000	1,883,650

10.375%, 1/15/2010	2,472,000	2,709,930
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	1,585,000	1,592,925

		12,814,395
Materials 11.3%
ARCO Chemical Co., 9.8%, 2/1/2020	3,782,000	4,226,385
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	770,000	396,550
9.75%, 4/15/2012	855,000	829,350
Caraustar Industries, Inc., 9.875%, 4/1/2011	2,301,000	2,418,926
Constar International, Inc., 11.0%, 12/1/2012	305,000	247,050
Dayton Superior Corp.:
10.75%, 9/15/2008	963,000	948,555
13.0%, 6/15/2009	1,500,000	1,185,000
Exopac Holding Corp.:
9.59%, 11/16/2006	3,250,000	3,250,000
144A, 11.25%, 2/1/2014	1,815,000	1,833,150
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	2,870,000	2,382,100
Georgia-Pacific Corp., 8.0%, 1/15/2024	1,407,000	1,371,825
Huntsman LLC, 11.625%, 10/15/2010	2,100,000	2,404,500
IMC Global, Inc., 10.875%, 8/1/2013	2,580,000	2,967,000
International Steel Group, Inc., 6.5%, 4/15/2014	555,000	566,100
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	2,652,000	2,837,640
Massey Energy Co.:
6.625%, 11/15/2010	685,000	695,275
144A, 6.875%, 12/15/2013	480,000	484,200
MMI Products, Inc., Series B, 11.25%, 4/15/2007	2,025,000	1,883,250
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	2,930,000	3,171,725
144A, 13.0%, 9/30/2013	929,254	936,223
NewPage Corp., 10.5% **, 5/1/2012	475,000	480,938
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,497,000	2,609,365
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	610,000	648,125
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,761,784	158,561
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Portola Packaging, Inc., 8.25%, 2/1/2012 (b)	520,000	426,400
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	322,000	351,785
TriMas Corp., 9.875%, 6/15/2012	2,418,000	2,067,390
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	564,000	500,550
United States Steel Corp., 9.75%, 5/15/2010	1,709,000	1,862,810

		44,140,733
Telecommunication Services 5.9%
AirGate PCS, Inc., 8.35% **, 10/15/2011	781,000	808,335
American Cellular Corp., Series B, 10.0%, 8/1/2011	465,000	505,688
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	1,484,000	1,556,345
8.375%, 1/15/2014	1,593,000	1,565,122
Dobson Communications Corp., 8.875%, 10/1/2013	1,100,000	1,108,250
Insight Midwest LP, 9.75%, 10/1/2009	529,000	546,193
LCI International, Inc., 7.25%, 6/15/2007	1,435,000	1,445,763
MCI, Inc., 8.735%, 5/1/2014	3,431,000	3,868,452
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	5,530,000	5,844,242
Nextel Partners, Inc., 8.125%, 7/1/2011	944,000	1,012,440
Qwest Corp.:
7.25%, 9/15/2025	1,020,000	1,002,150
144A, 7.741% **, 6/15/2013	375,000	404,531

Rural Cellular Corp.:
9.75%, 1/15/2010	200,000	204,000
9.875%, 2/1/2010	180,000	193,500
144A, 10.041% **, 11/1/2012	200,000	205,500
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	633,000	595,020
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	100,000	106,500
Triton PCS, Inc., 8.5%, 6/1/2013	152,000	143,640
Ubiquitel Operating Co., 9.875%, 3/1/2011	616,000	676,060
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,039,000	1,176,668

		22,968,399
Utilities 7.8%
AES Corp., 144A, 8.75%, 5/15/2013	3,418,000	3,717,075
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	3,514,000	3,900,540
CMS Energy Corp.:
8.5%, 4/15/2011	1,695,000	1,841,194
9.875%, 10/15/2007	2,195,000	2,345,906
DPL, Inc., 6.875%, 9/1/2011	506,000	538,890
Mirant North America LLC, 144A, 7.375%, 12/31/2013	400,000	407,000
Mission Energy Holding Co., 13.5%, 7/15/2008	4,075,000	4,706,625
NorthWestern Corp., 5.875%, 11/1/2014	344,000	341,554
NRG Energy, Inc.:
7.25%, 2/1/2014	2,000,000	2,027,500
7.375%, 2/1/2016	3,395,000	3,454,412
8.0%, 12/15/2013	2,521,000	2,810,915
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,080,000	4,549,200

		30,640,811

Total Corporate Bonds (Cost $331,836,949)		328,232,458
Foreign Bonds - US$ Denominated 12.4%
Consumer Discretionary 1.9%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	2,685,000	2,926,650
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	1,525,000	1,601,250
Shaw Communications, Inc., 8.25%, 4/11/2010	291,000	311,370
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	2,073,000	1,725,773
Unity Media GmbH, 144A, 10.375%, 2/15/2015	320,000	333,200
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013	640,000	611,200

		7,509,443
Energy 0.8%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	325,000	410,475
OAO Gazprom, 144A, 9.625%, 3/1/2013	1,760,000	2,112,000
Secunda International Ltd., 12.6% **, 9/1/2012	564,000	597,840

		3,120,315
Financials 0.8%
C&M Finance Ltd., 144A, 8.1%, 2/1/2016	420,000	423,739
Doral Financial Corp., 5.431% **, 7/20/2007	2,335,000	2,227,583
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	401,000	318,795

		2,970,117
Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010	1,690,000	1,747,038
Industrials 2.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV:

9.375%, 5/1/2012		755,000	830,500
10.25%, 6/15/2007		2,776,000	2,928,680
12.5%, 6/15/2012		994,000	1,128,190
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013		1,980,000	2,356,200
LeGrand Holding SA, 10.5%, 2/15/2013		340,000	391,000
Stena AB, 9.625%, 12/1/2012		665,000	724,850
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *		464,000	74,240

			8,433,660
Materials 3.1%
Cascades, Inc., 7.25%, 2/15/2013		3,076,000	2,745,330
Conproca SA de CV, 12.0%, 6/16/2010		1,130,000	1,356,000
ISPAT Inland ULC, 9.75%, 4/1/2014		1,576,000	1,812,400
Novelis, Inc., 144A, 7.5%, 2/15/2015		2,460,000	2,324,700
Rhodia SA, 8.875%, 6/1/2011		1,821,000	1,857,420
Tembec Industries, Inc.:
8.5%, 2/1/2011		1,718,000	773,100
8.625%, 6/30/2009		2,465,000	1,152,387

			12,021,337
Sovereign Bonds 0.7%
Federative Republic of Brazil, 8.875%, 10/14/2019		365,000	420,663
Republic of Argentina:
4.005% **, 8/3/2012 (PIK)		1,225,000	948,182
8.28%, 12/31/2033 (PIK)		1,323,562	1,180,617
Republic of Turkey, 7.25%, 3/15/2015		10,000	10,475
Republic of Venezuela, 10.75%, 9/19/2013		25,000	31,125

			2,591,062
Telecommunication Services 2.6%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		1,130,000	1,226,050
Embratel, Series B, 11.0%, 12/15/2008		754,000	850,135
Global Crossing UK Finance, 10.75%, 12/15/2014		840,000	785,400
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		279,000	246,915
Intelsat Bermuda Ltd., 144A, 9.609% **, 1/15/2012		668,000	679,690
Intelsat Ltd., 5.25%, 11/1/2008		970,000	887,550
Millicom International Cellular SA, 10.0%, 12/1/2013		350,000	385,000
Mobifon Holdings BV, 12.5%, 7/31/2010		2,247,000	2,600,902
Nortel Networks Ltd., 6.125%, 2/15/2006		2,570,000	2,570,000

			10,231,642

Total Foreign Bonds - US$ Denominated (Cost $48,938,650)			48,624,614
Foreign Bonds - Non US$ Denominated 1.1%
Consumer Discretionary 0.3%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	995,000	1,201,517
Consumer Staples 0.1%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015	EUR	355,000	390,397
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014	EUR	672,000	775,752
Sovereign Bonds 0.5%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	1,822,078	1,953,940

Total Foreign Bonds - Non US$ Denominated (Cost $4,083,918)			4,321,606

Asset Backed 0.2%
Asset Backed
Golden Tree High Yield Opportunities LP, "D1", Series 1, 13.054%, 10/31/2007 (Cost $1,000,000)		1,000,000	1,023,258
Convertible Bond 0.7%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		1,555,000	1,539,450
144A, Series EURO, 7.5%, 9/25/2006		1,090,000	1,079,100

Total Convertible Bond (Cost $2,625,917)			2,618,550
		Shares	Value ($)

Preferred Stocks 0.2%
Paxson Communications Corp. 14.25% (PIK) (Cost $689,387)		84	719,857

		Principal Amount ($)(a)	Value ($)

Loan Participation 1.0%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 11.73% **, 6/4/2010		731,250	731,250
Ineos Group Holdings PLC:
LIBOR plus 7.10%, 9.537% **, 12/16/2006		2,000,000	2,000,000
LIBOR plus 5.15%, 9.544% **, 12/16/2006	EUR	1,000,000	1,231,858

Total Loan Participation (Cost $3,924,119)			3,963,108

		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A*		648	0
DeCrane Aircraft Holdings, Inc. 144A*		1,230	0
McLeod USA, Inc.*		1	0
TravelCenters of America, Inc.*		2,155	269

Total Warrants (Cost $12,581)			269

		Units	Value ($)
Other Investments 0.5%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		1,314,000	985,500
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012		1,335,000	987,900
SpinCycle, Inc., (Common Stock Unit)		2,283	2,511
SpinCycle, Inc., "F" (Common Stock Unit)		16	18

Total Other Investments (Cost $1,959,278)			1,975,929

		Shares	Value ($)
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*		2,211	1,106
GEO Specialty Chemicals, Inc.*		18,710	18,710
GEO Specialty Chemicals, Inc. 144A*		1,703	1,703

IMPSAT Fiber Networks, Inc.*	15,810	110,670
Intermet Corp.*	8,123	93,786

Total Common Stocks (Cost $1,270,042)		225,975
Convertible Preferred Stocks 0.1%
Consumer Discretionary
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $414,750)	60	409,500
Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $22,536,490)	22,536,490	22,536,490
Cash Equivalents 0.4%
Cash Management QP Trust, 4.33% (e) (Cost $1,809,267)	1,809,267	1,809,267
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 421,101,348)	106.5	416,460,881
Other Assets and Liabilities, Net	(6.5)	(25,551,739)

Net Assets	100.0	390,909,142

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in defaut:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	1,188,000 USD	1,067,831	1,112,265
Eaton Vance Corp. CDO II	13.68%	7/15/2012	2,037,287 USD	2,037,287	0
Grupo Iusacell SA	10.0%	7/15/2004	279,000 USD	193,815	246,915
Oxford Automotive, Inc.	12.0%	10/15/2010	1,761,784 USD	153,929	158,561
Supercanal Holding SA	11.5%	5/15/2005	464,000 USD	281,627	74,240
				3,734,489	1,591,981

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $22,063,410 which is 5.6% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At January 31, 2006, open credit default swap contract purchased was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Portfolio		Underlying Debt Obligation	Net Unrealized Appreciation ($)

1/6/2006 12/20/2010	977,953†	Fixed —1.80%		Dow Jones CDX High Yield 100	3,647

Counterparty: † JPMorgan Chase Bank

As of January 31, 2006, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	400,503	MXN	4,316,618	2/10/2006	12,638
USD	198,303	MXN	2,145,302	2/10/2006	7,023
USD	210,313	MXN	2,240,572	2/10/2006	4,130
USD	59,170	EUR	48,780	2/15/2006	155
Total unrealized appreciation					23,946

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	446,000	USD	545,548	6/8/2006	(458)
EUR	138,670	USD	169,010	6/8/2006	(754)
EUR	52,160	USD	62,146	2/15/2006	(1,838)
USD	255,986	EUR	208,869	2/15/2006	(1,965)
EUR	215,192	USD	256,031	2/15/2006	(5,680)
EUR	173,611	USD	204,198	2/15/2006	(6,944)
EUR	454,131	USD	537,342	2/15/2006	(14,963)
EUR	510,000	USD	602,845	2/15/2006	(17,406)
MXN	8,702,492	USD	803,176	2/10/2006	(29,734)
EUR	3,862,880	USD	4,550,749	2/15/2006	(147,204)
Total unrealized depreciation					(226,946)
Currency Abbreviations:
EUR	Euro		USD	United States Dollar
MXN	Mexican Peso

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006